JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 95.9%
Australia — 6.1%
Aurizon Holdings Ltd.	45		129
Australia & New Zealand Banking Group Ltd.	27		540
BHP Group Ltd.	32		1,267
Commonwealth Bank of Australia	7		523
CSL Ltd.	4		798
Dexus, REIT	47		353
Endeavour Group Ltd.*	6		30
Goodman Group, REIT	48		803
GPT Group (The), REIT	54		186
Macquarie Group Ltd.	1		139
National Australia Bank Ltd.	14		270
Newcrest Mining Ltd.	6		119
Rio Tinto Ltd.	14		1,413
Rio Tinto plc	7		567
Wesfarmers Ltd.	8		350
Westpac Banking Corp.	41		732
Woolworths Group Ltd.	6		182

			8,401

Austria — 0.6%
Erste Group Bank AG	20		758

Belgium — 0.5%
Anheuser-Busch InBev SA	2		140
KBC Group NV	8		608

			748

China — 0.6%
BOC Hong Kong Holdings Ltd.	87		279
Prosus NV*	6		560

			839

Denmark — 3.0%
Carlsberg A/S, Class B	5		931
Novo Nordisk A/S, Class B	27		2,476
Orsted A/S(a)	6		818

			4,225

Finland — 0.3%
Kone OYJ, Class B	3		277
Nokia OYJ*	20		124

			401

France — 10.9%
Air Liquide SA	7		1,135
Airbus SE*	3		404
Alstom SA*	11		445
AXA SA	14		362
BNP Paribas SA	21		1,293
Capgemini SE	6		1,286
Kering SA	1		796
L’Oreal SA	4		1,832
LVMH Moet Hennessy Louis Vuitton SE	3		2,475
Pernod Ricard SA	1		194
Safran SA	5		644
Sanofi	7		699
Societe Generale SA	13		383
Thales SA	2		240
TotalEnergies SE	24		1,065
Veolia Environnement SA	35		1,154
Vinci SA	7		703

			15,110

Germany — 9.2%
adidas AG	3		1,169
Allianz SE (Registered)	6		1,368
BASF SE	3		273
Bayer AG (Registered)	7		399
Brenntag SE	3		305
Daimler AG (Registered)	3		283
Deutsche Boerse AG	1		110
Deutsche Post AG (Registered)	17		1,141
Deutsche Telekom AG (Registered)	55		1,135
Infineon Technologies AG	30		1,143
Merck KGaA	2		426
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3		724
RWE AG	17		618
SAP SE	10		1,400
Siemens AG (Registered)	6		933
Volkswagen AG (Preference)	4		970
Vonovia SE	7		439

			12,836

Hong Kong — 2.3%
AIA Group Ltd.	128		1,527
CK Asset Holdings Ltd.	29		194
CLP Holdings Ltd.	15		155
Hong Kong Exchanges & Clearing Ltd.	13		837
Link, REIT	15		142
Sun Hung Kai Properties Ltd.	11		150
Techtronic Industries Co. Ltd.	10		170

			3,175

Ireland — 0.8%
CRH plc	13		651
Kingspan Group plc	3		348
Kingspan Group plc	1		111

			1,110

Italy — 1.0%
Enel SpA	47		433
FinecoBank Banca Fineco SpA*	43		773
Snam SpA	37		224

			1,430

Japan — 23.7%
Advantest Corp.	1		115
AGC, Inc.	5		205
Amada Co. Ltd.	27		276
Asahi Group Holdings Ltd.	17		778
Asahi Kasei Corp.	51		560
Bridgestone Corp.	10		454
Central Japan Railway Co.	4		553
Daiichi Sankyo Co. Ltd.	5		107
Daikin Industries Ltd.	4		794
Daiwa House Industry Co. Ltd.	10		319
Denso Corp.	3		213
Dentsu Group, Inc.	12		431
ENEOS Holdings, Inc.	20		85
Fast Retailing Co. Ltd.	—	(b)	136
Hitachi Ltd.	23		1,300
Honda Motor Co. Ltd.	10		305
Hoya Corp.	8		1,115
Isuzu Motors Ltd.	36		476
ITOCHU Corp.	18		539
Japan Airlines Co. Ltd.*	13		263
Kao Corp.	10		626
Keyence Corp.	3		1,560
Konami Holdings Corp.	8		454
Kubota Corp.	23		473

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Kyowa Kirin Co. Ltd.	14		449
Mitsubishi Corp.	34		942
Mitsubishi Electric Corp.	17		228
Mitsubishi UFJ Financial Group, Inc.	44		232
Mitsui Fudosan Co. Ltd.	18		430
Murata Manufacturing Co. Ltd.	9		739
Nabtesco Corp.	8		311
Nidec Corp.	4		415
Nintendo Co. Ltd.	2		977
Nippon Express Co. Ltd.	6		409
Nippon Steel Corp.	19		323
Nippon Telegraph & Telephone Corp.	25		633
Nitori Holdings Co. Ltd.	3		551
Nomura Research Institute Ltd.	13		422
Ono Pharmaceutical Co. Ltd.	15		352
ORIX Corp.	28		481
Otsuka Corp.	10		494
Otsuka Holdings Co. Ltd.	—	(b)	16
Rakuten Group, Inc.	17		191
Recruit Holdings Co. Ltd.	17		881
Renesas Electronics Corp.*	9		99
Rohm Co. Ltd.	4		341
Ryohin Keikaku Co. Ltd.	17		347
Seven & i Holdings Co. Ltd.	10		446
Shimadzu Corp.	7		298
Shin-Etsu Chemical Co. Ltd.	5		767
SMC Corp.	—	(b)	119
SoftBank Group Corp.	7		453
Sony Group Corp.	13		1,389
Square Enix Holdings Co. Ltd.	2		88
Sumitomo Electric Industries Ltd.	31		435
Sumitomo Metal Mining Co. Ltd.	14		575
Sumitomo Mitsui Financial Group, Inc.	25		856
Suzuki Motor Corp.	8		305
T&D Holdings, Inc.	27		344
Takeda Pharmaceutical Co. Ltd.	11		379
Tokio Marine Holdings, Inc.	16		777
Tokyo Electron Ltd.	2		825
Tokyo Gas Co. Ltd.	6		115
Toyota Motor Corp.	24		2,128
West Japan Railway Co.	2		120
Yamato Holdings Co. Ltd.	4		121

			32,940

Luxembourg — 0.1%
ArcelorMittal SA	6		193

Netherlands — 7.2%
Adyen NV*(a)	—	(b)	388
Akzo Nobel NV	8		1,045
ASML Holding NV	5		4,049
Heineken NV	1		106
ING Groep NV	58		739
Koninklijke Ahold Delhaize NV	13		406
Koninklijke DSM NV	2		446
Koninklijke KPN NV	175		574
Koninklijke Philips NV	4		196
NN Group NV	14		693
Royal Dutch Shell plc, Class A	33		656
Royal Dutch Shell plc, Class B	14		275
Wolters Kluwer NV	4		460

			10,033

Norway — 0.1%
Telenor ASA	4		65

Singapore — 0.9%
DBS Group Holdings Ltd.	36		803
Oversea-Chinese Banking Corp. Ltd.	43		392
United Overseas Bank Ltd.	6		118

			1,313

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	79		503
Banco Santander SA	90		331
Endesa SA	17		418
Iberdrola SA	121		1,456
Industria de Diseno Textil SA	22		741

			3,449

Sweden — 2.5%
Atlas Copco AB, Class A	13		883
Lundin Energy AB	12		377
SKF AB, Class B	26		689
Svenska Handelsbanken AB, Class A	76		853
Volvo AB, Class B	30		702

			3,504

Switzerland — 10.7%
Adecco Group AG (Registered)	2		147
Cie Financiere Richemont SA (Registered)	2		283
Credit Suisse Group AG (Registered)	16		158
Givaudan SA (Registered)	—	(b)	823
Holcim Ltd.*	10		598
Lonza Group AG (Registered)	2		1,306
Nestle SA (Registered)	29		3,725
Novartis AG (Registered)	27		2,518
Roche Holding AG	8		3,179
SGS SA (Registered)	—	(b)	706
UBS Group AG (Registered)	28		456
Zurich Insurance Group AG	2		917

			14,816

United Kingdom — 10.5%
3i Group plc	59		1,044
AstraZeneca plc	10		1,164
Berkeley Group Holdings plc	6		431
BP plc	302		1,212
British American Tobacco plc	15		560
CK Hutchison Holdings Ltd.	22		161
DCC plc	3		279
Diageo plc	32		1,601
GlaxoSmithKline plc	20		392
HSBC Holdings plc	98		540
InterContinental Hotels Group plc*	10		665
Intertek Group plc	2		176
Lloyds Banking Group plc	1,376		870
London Stock Exchange Group plc	1		104
M&G plc	24		75
Persimmon plc	5		208
Prudential plc	31		574
Reckitt Benckiser Group plc	12		915
RELX plc	34		1,008
Standard Chartered plc	75		448
Taylor Wimpey plc	131		301
Tesco plc	178		577
Unilever plc	21		1,213

			14,518

United States — 2.4%
Ferguson plc	6		866
Schneider Electric SE	10		1,660
Stellantis NV	23		444
Swiss Re AG	3		302

			3,272

TOTAL COMMON STOCKS (Cost $100,492)			133,136

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	No. of Contracts	Value ($000)
OPTIONS PURCHASED — 0.6%
Put Options Purchased — 0.6%
United States — 0.6%
MSCI EAFE Index 9/17/2021 at USD 2,180.00, European Style Notional Amount: USD 137,409 Counterparty: Exchange-Traded* (Cost $2,033)	592	885

TOTAL OPTIONS PURCHASED (Cost $2,033)		885

	Shares (000)
SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(c)(d) (Cost $4,435)	4,435	4,435

Total Investments — 99.7% (Cost $106,960)		138,456
Other Assets Less Liabilities — 0.3%		454

Net Assets — 100.0%		138,910

Percentages indicated are based on net assets.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.3%
Pharmaceuticals	9.1
Insurance	5.5
Semiconductors & Semiconductor Equipment	4.7
Chemicals	3.6
Automobiles	3.5
Textiles, Apparel & Luxury Goods	3.4
Metals & Mining	3.2
Machinery	3.1
Beverages	2.7
Food Products	2.7
Personal Products	2.7
Oil, Gas & Consumable Fuels	2.6
Professional Services	2.4
Electric Utilities	2.4
Capital Markets	2.1
Industrial Conglomerates	1.9
Trading Companies & Distributors	1.9
Electronic Equipment, Instruments & Components	1.9
IT Services	1.9
Diversified Telecommunication Services	1.7
Household Durables	1.7
Electrical Equipment	1.7
Multi-Utilities	1.3
Food & Staples Retailing	1.2
Real Estate Management & Development	1.1
Entertainment	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Building Products	1.1
Specialty Retail	1.0
Software	1.0
Others (each less than 1.0%)	12.2
Short-Term Investments	3.2

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	13	09/2021	USD	1,508	20
SPI 200 Index	24	09/2021	AUD	3,228	26

					46

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

Written Call Options Contracts as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	592	USD 137,408	USD 2,380.00	9/17/2021	(1,021)

Written Put Options Contracts as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	592	USD 137,409	USD 1,840.00	9/17/2021	(148)

Total Written Options Contracts (Premiums Received $1,897)						(1,169)

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$30	$8,371	$—	$8,401
Austria	—	758	—	758
Belgium	—	748	—	748
China	—	839	—	839
Denmark	—	4,225	—	4,225
Finland	—	401	—	401
France	—	15,110	—	15,110
Germany	—	12,836	—	12,836
Hong Kong	—	3,175	—	3,175
Ireland	—	1,110	—	1,110
Italy	—	1,430	—	1,430
Japan	—	32,940	—	32,940
Luxembourg	—	193	—	193
Netherlands	—	10,033	—	10,033
Norway	—	65	—	65
Singapore	—	1,313	—	1,313
Spain	—	3,449	—	3,449
Sweden	—	3,504	—	3,504
Switzerland	—	14,816	—	14,816
United Kingdom	1,213	13,305	—	14,518
United States	—	3,272	—	3,272

Total Common Stocks	1,243	131,893	—	133,136

Options Purchased
Put Options Purchased	885	—	—	885
Short-Term Investments
Investment Companies	4,435	—	—	4,435

Total Investments in Securities	$6,563	$131,893	$—	$138,456

Appreciation in Other Financial Instruments
Futures Contracts	$46	$—	$—	$46
Depreciation in Other Financial Instruments
Options Written
Call Options Written	(1,021)	—	—	(1,021)
Put Options Written	(148)	—	—	(148)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,123)	$—	$—	$(1,123)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$6,584	$37,317	$39,466	$—	$—	$4,435	4,435	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.